Other (Expense) Income	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Other (Expense) Income	Other Income

	Year Ended December 31,
	2020 $	2019 $	2018 $
Foreign exchange (loss) gain	(734)	486	3,133
Other income	1,207	209	49
Total	473	695	3,182